RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of March 31, 2016 the Company had advances receivable from the Chief Operating Officer (“COO”) and the former Chief Technology Officer (“CTO”) for $41,445 (March 31, 2015 – $41,480, December 31, 2015 and 2014 - $38,554 and $44,986). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. During the year ended March 31, 2016, the Company accrued interest receivable in the amount of $1,148 (three month period ended March 31, 2016 - $392, twelve month period ended December 31, 2015 - $756, nine month period ended December 31, 2014 - $Nil.); the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

Accounts payable and accrued liabilities

(b)
As at March 31, 2016, $2,694 (March 31, 2015 - $1,490, December 31, 2015 and 2014 - $2,970 and $4,220) was owing to the CEO, $3,284 (March 31, 2015 - $9,752, December 31, 2015 and 2014 - $856 and $5,930) owing to the former CTO, $8,812, was owing to the COO (March 31, 2015 - $7,025, December 31, 2015 and 2014 - $878 and $nil) and $116 (March 31, 2015 – nil, December 31, 2015 and 2014 - $346 and $nil) owing to the CFO, related to business expenses, all of which are included in accounts payable or accrued liabilities.

Issuance of shares to settle due to related party

(c)	During the nine months ended December 31, 2014, one advance amounting to $85,947 ($95,000 CAD) was settled by issuance of 331,443 common shares to a former director.

8.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of September 30, 2016, the Company had advances receivable from the Chief Operating Officer (“COO”) and former Chief Technology Officer (“CTO”) for $41,508 (March 31, 2016 - $41,445). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. The Company at September 30, 2016 accrued interest receivable in the amount of $2,224 (March 31, 2016 - $1,148); the remaining fluctuation in the balance from the prior year is due to foreign exchange.

Accounts payable and accrued liabilities

(b)
As at September 30, 2016, $5,560 (March 31, 2016 - $2,694) was owing to the CEO, $Nil (March 31, 2016 - $3,284) was owing to the former CTO, $5,196 was owing to the COO (March 31, 2016 - $8,812), $71 was owing to the CFO (March 31, 2016 - $116), $664 was owing to our VP US Operations (March 31, 2016 - $Nil) and $17,457 was owing to our Chief Commercial Officer (March 31, 2016 - $Nil), in each case related to business expenses, all of which are included in accounts payable and accrued liabilities.